Commitments And Contingencies (Schedule Of Future Annual Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Motor Vehicles, Buildings And Other Equipment [Member]
Operating Leased Assets [Line Items]
2013	$ 2,568
2014	1,925
2015	1,191
2016	483
2017	131
Thereafter	476
Treatment Plants [Member]
Operating Leased Assets [Line Items]
2013	494
2014	494
2015	496
2016	507
2017	507
Thereafter	$ 3,466